Commitments (Narrative) (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Directors [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments			$ 50,750
USD [Member] | Employees [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments		$ 34,517
USD [Member] | Officers [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments		$ 19,167
Vancouver Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments			$ 6,000
Lease Expired		April 30, 2020	April 30, 2020
Eiko Office [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease Expired	August 28, 2022
Option to purchase property			$ 1,100,000
Eiko Office [Member] | USD [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments	$ 8,000	$ 10,000
Eiko Office [Member] | USD [Member] | Renovation [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum monthly payments	$ 12,000